Eaton Vance

Short Duration High Income Fund

July 31, 2019 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $51,785,211 and the Fund owned 99.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 78.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.9%
Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$508,750
TransDigm, Inc., 6.00%, 7/15/22	500	506,400
TransDigm, Inc., 6.50%, 7/15/24	500	515,625

		$1,530,775

Air Transportation — 2.2%
Air Canada, 7.75%, 4/15/21(1)	$500	$538,560
American Airlines Group, Inc., 5.00%, 6/1/22(1)	300	309,030
United Airlines Holdings, Inc., 4.25%, 10/1/22	65	66,706
United Airlines Holdings, Inc., 6.00%, 12/1/20	250	260,625

		$1,174,921

Automotive & Auto Parts — 2.3%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$504,375
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	250	263,008
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	422,037

		$1,189,420

Banking & Thrifts — 1.0%
CIT Group, Inc., 5.00%, 8/15/22	$500	$530,000

		$530,000

Broadcasting — 2.5%
Netflix, Inc., 5.50%, 2/15/22	$500	$531,725
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	761,250

		$1,292,975

Building Materials — 1.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$55	$57,131
WESCO Distribution, Inc., 5.375%, 12/15/21	500	505,000

		$562,131

Cable & Satellite TV — 2.6%
Cablevision Systems Corp., 8.00%, 4/15/20	$500	$516,875
DISH DBS Corp., 5.125%, 5/1/20	250	253,437
DISH DBS Corp., 5.875%, 7/15/22	600	608,712

		$1,379,024

Capital Goods — 1.1%
Griffon Corp., 5.25%, 3/1/22	$586	$586,000

		$586,000

Chemicals — 1.0%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$520,625

		$520,625

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 2.5%
Mattel, Inc., 2.35%, 8/15/21	$825	$813,656
Mattel, Inc., 3.15%, 3/15/23	500	483,750

		$1,297,406

Containers — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	$250	$255,000

		$255,000

Diversified Financial Services — 5.4%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)	$250	$266,275
DAE Funding, LLC, 5.25%, 11/15/21(1)	705	738,487
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	772,590
Navient Corp., 6.50%, 6/15/22	500	533,600
Navient Corp., 8.00%, 3/25/20	250	258,438
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	227,489

		$2,796,879

Diversified Media — 1.4%
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	$750	$752,588

		$752,588

Energy — 11.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$546,683
Antero Resources Corp., 5.375%, 11/1/21	750	741,322
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	585	580,613
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	503	509,916
Denbury Resources, Inc., 9.00%, 5/15/21(1)	10	9,475
Energy Transfer Operating, L.P., 7.50%, 10/15/20	500	528,266
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	950	826,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	26,086
Precision Drilling Corp., 6.50%, 12/15/21	359	355,743
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	66,281
Tervita Corp., 7.625%, 12/1/21(1)	923	946,075
Transocean, Inc., 8.375%, 12/15/21	300	314,250
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	67	68,419
Whiting Petroleum Corp., 5.75%, 3/15/21	300	301,500
WPX Energy, Inc., 6.00%, 1/15/22	300	312,375

		$6,133,504

Environmental — 1.0%
GFL Environmental, Inc., 5.625%, 5/1/22(1)	$500	$506,250

		$506,250

Food & Drug Retail — 2.3%
Safeway, Inc., 3.95%, 8/15/20	$422	$423,055
Safeway, Inc., 4.75%, 12/1/21	759	767,539

		$1,190,594

Security	Principal Amount (000’s omitted)	Value
Gaming — 3.8%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,689
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	400	409,808
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	213,675
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	773,512
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	582,179

		$2,009,863

Healthcare — 9.1%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	$104	$104,976
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	500	519,000
Centene Corp., 4.75%, 5/15/22	500	507,780
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	338,350
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(2)	187	189,104
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	322	352,590
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	747	696,577
Tenet Healthcare Corp., 8.125%, 4/1/22	1,220	1,306,925
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	500	476,875
Teva Pharmaceutical Finance Netherlands III B.V., 2.20%, 7/21/21	300	282,660

		$4,774,837

Homebuilders & Real Estate — 1.3%
iStar, Inc., 5.25%, 9/15/22	$300	$305,601
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	338	347,295

		$652,896

Metals & Mining — 1.5%
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	$700	$695,625
New Gold, Inc., 6.25%, 11/15/22(1)	67	64,320

		$759,945

Railroad — 1.7%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$885	$907,125

		$907,125

Services — 2.3%
Laureate Education, Inc., 8.25%, 5/1/25(1)	$549	$599,782
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	69	72,623
United Rentals North America, Inc., 4.625%, 7/15/23	500	512,985

		$1,185,390

Steel — 1.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	$100	$104,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	285	293,194
Allegheny Technologies, Inc., 7.875%, 8/15/23	263	284,369

		$682,063

Super Retail — 2.0%
Murphy Oil USA, Inc., 6.00%, 8/15/23	$150	$153,562
Party City Holdings, Inc., 6.125%, 8/15/23(1)	375	376,875
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	503,750

		$1,034,187

Security	Principal Amount (000’s omitted)	Value
Technology — 2.5%
CommScope, Inc., 5.00%, 6/15/21(1)	$423	$424,586
EIG Investors Corp., 10.875%, 2/1/24	825	867,281
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	42	25,305

		$1,317,172

Telecommunications — 7.2%
Altice Luxembourg SA, 7.75%, 5/15/22(1)	$525	$537,469
Digicel, Ltd., 6.00%, 4/15/21(1)	650	450,125
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	269,030
Intelsat Luxembourg SA, 7.75%, 6/1/21	48	46,320
Level 3 Financing, Inc., 5.375%, 8/15/22	500	503,750
Qwest Corp., 6.75%, 12/1/21	500	537,453
SBA Communications Corp., 4.00%, 10/1/22	75	76,275
Sprint Communications, Inc., 6.00%, 11/15/22	250	266,250
Sprint Communications, Inc., 7.00%, 8/15/20	375	389,891
Sprint Corp., 7.25%, 9/15/21	625	672,656

		$3,749,219

Transport Excluding Air & Rail — 0.7%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	$350	$361,060

		$361,060

Utility — 3.7%
AES Corp. (The), 4.00%, 3/15/21	$570	$579,975
AES Corp. (The), 4.875%, 5/15/23	500	507,510
Calpine Corp., 5.375%, 1/15/23	250	252,500
Calpine Corp., 6.00%, 1/15/22(1)	125	126,406
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	352,090
Vistra Energy Corp., 5.875%, 6/1/23	100	102,625

		$1,921,106

Total Corporate Bonds & Notes (identified cost $41,059,999)		$41,052,955

Senior Floating-Rate Loans — 16.9%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.3%
Navistar International Corporation, Term Loan, 5.83%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$140	$140,766

		$140,766

Broadcasting — 0.3%
iHeartCommunications, Inc., Term Loan, Maturing 7/30/19(4)(9)	$121	$84,262
iHeartCommunications, Inc., Term Loan, Maturing 1/30/20(4)(9)	61	42,129

		$126,391

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 1.9%
Berry Global, Inc., Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing 1/6/21	$254	$254,485
Reynolds Group Holdings, Inc., Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	744	745,604

		$1,000,089

Food, Beverage & Tobacco — 1.1%
US Foods, Inc., Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 6/27/23	$595	$595,489

		$595,489

Gaming — 2.9%
CCM Merger, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21	$896	$897,656
GLP Financing, LLC, Term Loan, 3.74%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	636	633,182

		$1,530,838

Services — 2.8%
AlixPartners, LLP, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$489	$490,155
Asurion, LLC, Term Loan - Second Lien, 8.73%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	535	544,920
Prime Security Services Borrower, LLC, Term Loan, 4.98%, (1 mo. USD LIBOR + 2.75%), Maturing 5/2/22	435	435,243

		$1,470,318

Steel — 1.4%
Zekelman Industries, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 6/14/21	$737	$738,224

		$738,224

Technology — 3.2%
EIG Investors Corp., Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$432	$428,570
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	660	662,073
SS&C Technologies, Inc., Term Loan, 4.48%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	168	168,086
Veritas Bermuda, Ltd., Term Loan, 6.75%, (USD LIBOR + 4.50%), Maturing 1/27/23(5)	445	419,317

		$1,678,046

Telecommunications — 2.4%
CenturyLink, Inc., Term Loan, Maturing 11/1/22(4)	$750	$751,289
Zayo Group, LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 1/19/21	497	498,026

		$1,249,315

Utility — 0.6%
TEX Operations Co., LLC, Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$316	$316,512

		$316,512

Total Senior Floating-Rate Loans (identified cost $8,801,528)		$8,845,988

Convertible Bonds — 1.5%

Security	Principal Amount (000’s omitted)	Value
Healthcare — 0.5%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$230,468

		$230,468

Technology — 0.5%
Rovi Corp., 0.50%, 3/1/20	$264	$258,390

		$258,390

Utility — 0.5%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$270	$272,301

		$272,301

Total Convertible Bonds (identified cost $752,066)		$761,159

Miscellaneous — 0.0%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(6)(7)	$125	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(8)	1,876,798	$1,876,798

		$1,876,798

Total Short-Term Investments (identified cost $1,876,756)		$1,876,798

Total Investments — 100.6% (identified cost $52,490,349)		$52,536,900

Other Assets, Less Liabilities — (0.6)%		$(323,568)

Net Assets — 100.0%		$52,213,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $16,911,623 or 32.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)	This Senior Loan will settle after July 31, 2019, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at July 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Non-income producing security.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $53,977.

(9)	Issuer filed for bankruptcy. Security is in the process of being restructured.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$41,052,955	$—	$41,052,955
Senior Floating-Rate Loans	—	8,845,988	—	8,845,988
Convertible Bonds	—	761,159	—	761,159
Miscellaneous	—	—	0	0
Short-Term Investments	—	1,876,798	—	1,876,798
Total Investments	$—	$52,536,900	$0	$52,536,900

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.